Redeemable Convertible Preferred Stock and Stockholders' Deficit - Stock-Based Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options	$ 73,000		$ 73,000
Stock-based compensation expense	$ 145,005	$ 7,660	$ 328,978	$ 15,849	$ 31,487	$ 15,154	$ 1,490
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options					$ 91,000
Unrecognized cost, recognition period			2 years		3 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs, stock options					$ 600,000
Unrecognized cost, recognition period			3 years		2 years
Stock-based compensation expense					$ 78,000